Loans - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, related parties, current	$ 60,000
Loans and Leases Receivable, Net Amount, Foreign	113,000,000	106,000,000
Residential Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable Net Of Deferred Income Not Included In Consolidated Statement Of Financial Condition	120,000,000	111,000,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans and Leases Receivable Net Of Deferred Income Not Included In Consolidated Statement Of Financial Condition	$ 6,000,000